Operations in hydrocarbon consortiums - Summary of financial information of joint operation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Non-current assets	$ 1,690,289	$ 1,308,688	$ 1,104,776
Current assets	347,690	375,070
Liabilities
Non-current liabilities	785,575	732,761
Current liabilities	408,344	385,738
Operating costs	(133,385)	(107,123)	(88,018)
Depreciation, depletion and amortization	234,862	191,313	147,674
Selling expenses	59,904	42,748	24,023
General and administrative expenses	(63,826)	(45,858)	(33,918)
Exploration expenses	(736)	(561)	(646)
Financial results, net	(95,633)	(57,789)	(42,854)
Group And Vista Argentina [Member]
Assets
Non-current assets	252,073	157,979
Current assets	13,702	9,051
Liabilities
Non-current liabilities	1,256	57,088
Current liabilities	55,106	61,704
Revenue from contracts with customers	0	3,200	2,490
Operating costs	(943)	(4,406)	(4,914)
Depreciation, depletion and amortization	(43,139)	(3,626)	0
Selling expenses	(351)	(275)	(4)
General and administrative expenses	(217)	(967)	(1,760)
Exploration expenses	0	(446)	(646)
Other operating income and expenses	2	(8,076)	(1,385)
Financial results, net	2,484	(586)	56
Total costs and expenses for the period/year	$ (42,164)	$ (15,182)	$ (6,163)